SCHEDULE OF TOTAL ASSETS CAPITAL EXPENDITURES AND DEPRECIATION AND AMORTIZATION EXPENSE (Details) (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Depreciation and amortization expense	$ 193,839	$ 241,665	$ 386,705	$ 248,540	$ 505,434
Depreciation	187,100	97,162	299,934	191,956	424,363	325,382
Trucking [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization expense	$ 185,369	$ 97,142	$ 297,445	$ 191,936
Depreciation					$ 424,040	$ 325,382